Financial result (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure Of Finance Income Expense Explanatory [Abstract]
Summary of financial income and financial expenses

Financial income and financial expenses consist of the following:

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
	(Euros in thousands)		(Euros in thousands)
Change in fair value of liabilities of warrants	—	133	—	1,730
Interest income	3,287	4,256	6,867	9,719
Foreign currency gains	1,461	116	6,451	167
Gains on other financial instruments	54	49	23	799
Other financial income	4,802	4,421	13,341	10,685
Interest expenses	(203)	(244)	(415)	(493)
Foreign currency losses	(161)	(22,532)	(187)	(35,620)
Other financial expenses	(364)	(22,776)	(602)	(36,113)
Financial result	4,438	(18,222)	12,739	(23,698)

The Company’s public warrants expired on July 1, 2025. As a result, the related liabilities for warrants were derecognized from the Consolidated Statement of Financial Position with a respective impact on the Consolidated Statement of Loss on that date.